CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues
Total net revenue	¥ 3,626,465,105	$ 569,071,510	¥ 2,192,957,458	¥ 3,088,049,995
Operating costs and expenses
Origination and servicing	1,963,006,006	308,038,478	2,071,506,464	1,634,822,450
General and administrative	187,859,411	29,479,241	179,225,336	227,481,772
Sales and marketing	20,829,534	3,268,608	35,629,022	103,157,613
(Reversal of) provision for contingent guarantee liabilities	(24,284)	(3,811)	880,948	7,747,561
Provision for accounts receivable and contract assets	77,247,810	12,121,867	121,485,215	241,186,823
(Reversal of) provision for credit losses on deposits to institutional cooperators	(8,291,421)	(1,301,105)	10,318,117
Impairment loss on deposits to institutional cooperators			960,000,000
Reversal of provision of credit losses for other financial assets	(1,223,360)	(191,972)	(975,040)
Total operating expenses	2,315,421,305	363,340,128	3,623,273,658	2,275,470,104
Income (Loss) from operations	1,311,043,800	205,731,382	(1,430,316,200)	812,579,891
Interest income (expenses), net	19,709,140	3,092,794	21,724,308	19,385,973
Foreign exchange gain	5,147,137	807,698	15,398,932	616,395
Investment loss				(12,538,280)
Change in fair value of financial guarantee derivative	(170,338,993)	(26,729,905)	(163,670,115)	(246,371,828)
Fair value adjustments related to Consolidated Trusts	(7,266,784)	(1,140,317)	(57,380,274)	64,162,533
Other income (loss), net	32,506,084	5,100,914	12,709,213	26,080,766
Income (Loss) before income taxes and gain (loss) from equity in affiliates	1,190,800,384	186,862,566	(1,601,534,136)	663,915,450
Income tax benefit (expense)	(368,735,701)	(57,862,678)	299,878,635	93,102,643
Gain (loss) from equity in affiliates, net of tax	3,341,862	524,411	(6,805,940)	17,457,899
Net income (loss)	825,406,545	129,524,299	(1,308,461,441)	774,475,992
Less: net gain (loss) attributable to non-controlling interests	(478)	(75)	41,134	199,863
Net income (loss) attributable to X Financial	825,407,023	129,524,374	(1,308,502,575)	774,276,129
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(14,749,519)	(2,314,521)	(46,041,729)	14,606,045
Comprehensive income (loss)	810,657,026	127,209,778	(1,354,503,170)	789,082,037
Less: comprehensive (income) loss attributable to non-controlling interests	(478)	(75)	41,134	199,863
Comprehensive income (loss) attributable to X Financial	¥ 810,657,504	$ 127,209,853	¥ (1,354,544,304)	¥ 788,882,174
Net income (loss) per share-basic | (per share)	¥ 2.51	$ 0.39	¥ (4.07)	¥ 2.47
Weighted average number of ordinary shares outstanding-basic | shares	329,230,273	329,230,273	321,236,089	313,757,887
Net income (loss) per share-diluted (In dollars per share) | (per share)	¥ 2.45	$ 0.38	¥ (4.07)	¥ 2.42
Weighted average number of ordinary shares outstanding-diluted (In shares) | shares	336,881,082	336,881,082	321,236,089	319,747,392
Xiaoying Credit Loans And Revolving Loans
Operating costs and expenses
(Reversal of) provision for credit losses on deposits to institutional cooperators	¥ 76,395,168	$ 11,988,069	¥ 227,210,026	¥ 37,643,244
Xiaoying Housing Loan
Net revenues
Total net revenue			172,960	1,063,849
Operating costs and expenses
Provision for accounts receivable and contract assets	77,247,810	12,121,867	121,485,215	241,186,823
Provision for Loan and Lease Losses	(377,559)	(59,247)	17,993,570	23,430,641
Loan facilitation service-Direct Model
Net revenues
Total net revenue	2,545,431,636	399,433,769	1,266,532,773	1,986,003,343
Loan facilitation service-Direct Model | Xiaoying Housing Loan
Net revenues
Total net revenue				578,598
Loan facilitation service-Intermediary Model
Net revenues
Total net revenue	161,313	25,314	41,372,812	238,867,054
Loan facilitation service-Intermediary Model | Xiaoying Housing Loan
Net revenues
Total net revenue				88,225
Post-origination service
Net revenues
Total net revenue	315,590,118	49,522,976	203,841,829	330,695,212
Post-origination service | Xiaoying Housing Loan
Net revenues
Total net revenue				132,382
Financing income
Net revenues
Total net revenue	671,901,495	105,436,006	612,863,477	408,400,792
Other revenue
Net revenues
Total net revenue	¥ 93,380,543	$ 14,653,445	68,346,567	124,083,594
Other revenue | Xiaoying Housing Loan
Net revenues
Total net revenue			¥ 172,960	¥ 264,644